Description of Business	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Description of Business

Sierra Resource Group, Inc. (the “Company,” “we,” “us,” and “our “) was incorporated in the state of Nevada on December 21, 1992, to engage in the lease, acquisition, exploration and development of interests in natural resource properties such as those involving oil and gas interests. The Company has not commenced significant operations and, in accordance with ASC Topic 915, the Company is considered an exploratory stage company

Our business plan since inception has been to lease, acquire, explore and develop interests in natural resource properties.